Related Party Transactions - Founder Shares (Details)		1 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Jan. 14, 2021 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) D $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jan. 11, 2021 $ / shares	Dec. 31, 2019 $ / shares
Related Party Transaction [Line Items]
Aggregate purchase price			$ 35,000,000
Class A Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
Class B Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001		$ 0.0001
890 5TH AVENUE PARTNERS, INC.
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000
Proceeds received from private placement					$ 7,775,000
Offering costs				$ 115,392	$ 5,832,150
890 5TH AVENUE PARTNERS, INC. | IPO
Related Party Transaction [Line Items]
Offering costs	$ 6,200,000
890 5TH AVENUE PARTNERS, INC. | Private Placement Warrant
Related Party Transaction [Line Items]
Number of shares issued | shares				777,500	777,500
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				30 days
Par value | $ / shares				$ 10.00	$ 10.00
Proceeds received from private placement				$ 7,800,000	$ 7,800,000
Offering costs					$ 12,000
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Shares subject to forfeiture | shares					28,750,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Related Party Transaction [Line Items]
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001
Shares subject to forfeiture | shares		937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders				20.00%
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock | Over-allotment option
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares	937,500
890 5TH AVENUE PARTNERS, INC. | Founder shares
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion				1 year	1 year
890 5TH AVENUE PARTNERS, INC. | Sponsor | Class F Common Stock
Related Party Transaction [Line Items]
Number of shares issued | shares		7,187,500
Common stock, par value | $ / shares		$ 0.0001
Aggregate purchase price		$ 25,000
Shares subject to forfeiture | shares	937,500	937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%